Investment in Affiliates (Tables)	6 Months Ended
Jun. 30, 2016
Equity Method Investments And Joint Ventures [Abstract]
Summarized Financial Information - Balance Sheet Data

	June 30, 2016			December 31, 2015
Balance Sheet	Navios Midstream	Navios Europe I	Navios Europe II	Navios Midstream	Navios Europe I	Navios Europe II
Cash and cash equivalents, including restricted cash	$38,219	$10,209	$16,905	$37,834	$11,839	$17,366
Current assets	52,282	14,785	19,620	45,860	14,782	22,539
Non-current assets	425,972	174,842	240,120	434,708	179,023	245,154
Current liabilities	6,199	16,382	15,433	4,078	15,377	16,897
Long-term debt including current portion, net of deferred finance cost and discount	197,495	91,326	124,215	197,819	96,580	129,185
Financial liabilities at fair value*	—	70,930	18,777	—	68,535	23,568
Non-current liabilities	196,841	180,488	174,176	197,176	182,537	173,543

(*) representing the fair value of Junior Loan I and Junior Loan II, respectively.

Summarized Financial Information - Income Statement Data

	Three month period ended June 30, 2016			Three month period ended June 30, 2015
Income Statement	Navios Midstream	Navios Europe I	Navios Europe II	Navios Midstream	Navios Europe I	Navios Europe II
Revenue	$22,695	$10,418	$6,760	$18,350	$10,765	$994
Net (loss)/ income before non-cash change in fair value of Junior Loan	—	(449)	(6,889)	—	527	414
Net income/(loss)	5,889	(1,955)	(3,220)	5,394	(1,069)	414

	Six month period ended June 30, 2016			Six month period ended June 30, 2015
Income Statement	Navios Midstream	Navios Europe I	Navios Europe II	Navios Midstream	Navios Europe I	Navios Europe II
Revenue	$46,844	$20,530	$14,726	$35,053	$19,860	$994
Net (loss)/ income before non-cash change in fair value of Junior Loan	—	(739)	(11,913)	—	(1,355)	414
Net income/(loss)	13,384	(3,134)	(7,122)	11,706	(4,800)	414